UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Tax Exempt Cash Management April 30, 2008 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--100.6%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.3%
Greater Montgomery Educational
Building Authority,
Educational Facility Revenue
(Huntingdon College Project)
(LOC; Regions Bank)		2.43	5/7/08	16,116,000 a	16,116,000
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.75	2/1/09	7,500,000 b	7,821,063
Jefferson County Public Park and
Recreation Board, Revenue
(YMCA of Birmingham Project)
(LOC; Amsouth Bank)		2.68	5/1/08	1,965,000 a	1,965,000
Lower Alabama Gas District,
Gas Supply Revenue (Liquidity
Facility; Societe Generale)		2.35	5/7/08	30,000,000 a	30,000,000
Prattville Educational Building
Authority, Revenue (Prattville
Christian Academy, Inc.
Project) (LOC; Regions Bank)		2.47	5/7/08	5,000,000 a	5,000,000
University of Alabama Board of
Trustees, General Revenue
(University of Alabama)
(Insured; MBIA and Liquidity
Facility; Southtrust Bank)		3.50	5/7/08	6,435,000 a	6,435,000

Arizona--3.3%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)		2.46	5/7/08	12,495,000 a,c	12,495,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		2.42	5/7/08	9,620,000 a,c	9,620,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		2.46	5/7/08	14,320,000 a,c	14,320,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		2.42	5/7/08	18,300,000 a	18,300,000

Arizona School District,
COP (TAN Financing Program)	4.50	7/30/08	16,500,000	16,533,773
Maricopa County,
HR, Refunding (Sun Health
Corporation) (LOC; ABN-AMRO)	2.48	5/7/08	21,455,000 a	21,455,000
Puttable Floating Option Tax
Exempt Receipts (Phoenix Civic
Improvement Corporation,
Junior Lien Water System
Revenue) (Insured; MBIA and
Liquidity Facility; Merrill
Lynch Capital Services)	2.49	5/7/08	20,430,000 a,c	20,430,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	1.15	7/8/08	25,000,000	25,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	2.07	7/9/08	35,000,000	35,000,000

Arkansas--1.1%
Benton County Public Facilities
Board, College Parking
Facility Revenue (NorthWest
Arkansas Community College
Project) (LOC; Regions Bank)	2.45	5/7/08	8,150,000 a	8,150,000
North Little Rock Health
Facilities Board, Healthcare
Revenue (Baptist Health)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.50	5/7/08	49,000,000 a	49,000,000

California--.3%
California,
RAN	4.00	6/30/08	15,000,000	15,015,211

Colorado--1.9%
Avon Urban Renewal Authority,
Tax Increment Renewal Revenue
(Town Center West Area Urban
Renewal Project) (LOC; DEPFA
Bank PLC)	2.35	5/7/08	5,000,000 a	5,000,000
Centerra Metropolitan District,
Improvement Revenue, Refunding
(LOC; Compass Bank)	2.65	5/7/08	12,000,000 a	12,000,000
Colorado Housing and Finance
Authority, SFMR (Liquidity

Facility; Dexia Credit Locale)	2.70	5/7/08	27,955,000 a	27,955,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	2.51	5/7/08	17,600,000 a,c	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	2.50	5/7/08	26,000,000 a	26,000,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	2.48	5/7/08	8,000,000 a	8,000,000

Delaware--.4%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	2.70	5/7/08	12,700,000 a	12,700,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; Mercantile-Safe Deposit
and Trust Company)	2.45	5/7/08	6,940,000 a	6,940,000

District of Columbia--1.8%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	2.72	5/7/08	80,000,000 a,c	80,000,000
District of Columbia,
Revenue, Refunding (American
Association of Homes and
Services for the Aging, Inc.
Issue) (LOC; Unicredito
Italiano SPA)	2.49	5/7/08	11,090,000 a	11,090,000

Florida--7.1%
ABN-AMRO Munitops Certificates
Trust (Port Saint Lucie,
Utility System Revenue)
(Insured; MBIA and LOC;
ABN-AMRO)	3.23	5/1/08	3,500,000 a	3,500,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	1.65	6/13/08	25,000,000	25,000,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.67	5/7/08	23,350,000 a,c	23,350,000
Collier County Health Facilities

Authority, Health Facility
Revenue (The Moorings, Inc.
Project) (LOC; Wachovia Bank)	2.45	5/7/08	15,000,000 a	15,000,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes (LOC;
Citibank NA)	2.43	5/1/08	5,930,000 a	5,930,000
Florida Higher Educational
Facilities Financing
Authority, Revenue
(Jacksonville University
Project) (LOC; Regions Bank)	2.40	5/7/08	7,000,000 a	7,000,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	15,500,000	15,531,292
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	2.55	5/7/08	18,500,000 a	18,500,000
Hillsborough County,
Capital Improvement Program
Revenue, CP (LOC; State Street
Bank and Trust Co.)	1.43	8/7/08	17,002,000	17,002,000
Hillsborough County,
Community Investment Tax
Revenue (Insured; AMBAC)	5.00	11/1/08	7,135,000	7,189,374
Jacksonville Electric Authority,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.95	5/5/08	20,000,000	20,000,000
JEA,
Water and Sewer System
Subordinated Revenue
(Liquidity Facility; State
Street Corporation)	2.56	5/7/08	10,200,000 a	10,200,000
Marion County Hospital District,
Health System Improvement
Revenue (Munroe Regional
Health System) (LOC; Amsouth
Bank)	2.60	5/7/08	7,060,000 a	7,060,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	2.85	5/1/08	12,500,000 a	12,500,000
Miami-Dade County,
Water and Sewer System
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
JPMorgan Chase Bank)	2.45	5/7/08	14,100,000 a	14,100,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	1.98	6/12/08	22,200,000	22,200,000
Orange County Housing Finance
Authority, MFHR, Refunding
(Heather Glen Apartments)
(Insured; FNMA and Liquidity
Facility; FNMA)	2.47	5/7/08	1,800,000 a	1,800,000

Palm Beach County School District,
GO Notes, TAN	4.00	9/24/08	26,000,000	26,057,103
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	2.45	5/7/08	4,280,000 a	4,280,000
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA and Liquidity
Facility; Royal Bank of Canada)	4.75	5/7/08	22,265,000 a	22,265,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	0.95	5/5/08	19,383,000	19,383,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.45	6/4/08	15,438,000	15,438,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.58	6/11/08	29,890,000	29,890,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	2.70	5/9/08	10,000,000	10,000,000
Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	2.46	5/7/08	4,775,000 a	4,775,000
University of South Florida,
COP (University of South
Florida Financing Corporation
Master Lease Program) (LOC;
Wachovia Bank)	2.55	5/7/08	11,500,000 a	11,500,000

Georgia--5.3%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	3.20	5/7/08	65,330,000 a	65,330,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Bank of America)	3.90	5/8/08	25,000,000	25,000,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Rabobank Nederland)	5.25	5/20/08	27,750,000	27,750,000
Burke County Development
Authority, PCR, CP (Oglethorpe

Power Corporation) (Liquidity
Facility; Rabobank Nederland)	5.25	5/20/08	24,700,000	24,700,000
Fulton County Housing Authority,
MFHR (Insured; FHMLC and
Liquidity Facility; FHLMC)	2.67	5/7/08	25,365,000 a,c	25,365,000
Georgia,
GO Notes	7.25	7/1/08	6,470,000	6,537,895
Georgia Ports Authority,
Revenue (Garden City Terminal
Project) (LOC; SunTrust Bank)	2.70	5/7/08	12,000,000 a	12,000,000
Medical Center Hospital Authority,
Revenue (Doctor's Community
Hospital) (Liquidity Facility;
Citibank NA and LOC; Citibank
NA)	2.51	5/7/08	16,000,000 a,c	16,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	2.70	5/8/08	15,000,000	15,000,000
Monroe County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Rabobank Nederland)	5.25	5/20/08	5,000,000	5,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	1.45	7/9/08	25,420,000	25,420,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	1.35	5/14/08	15,500,000	15,500,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	1.35	5/15/08	3,750,000	3,750,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	1.40	5/15/08	6,000,000	6,000,000

Idaho--.1%
Idaho Housing and Finance
Association, Nonprofit
Facilities Revenue (Albertson
College of Idaho Project)
(LOC; Key Bank)	2.45	5/7/08	3,885,000 a	3,885,000

Illinois--5.1%
Channahon,
Revenue, Refunding (Morris
Hospital) (LOC; U.S. Bank NA)	2.25	5/7/08	3,915,000 a	3,915,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC
and Liquidity Facility; PB
Finance Inc.)	2.48	5/7/08	5,090,000 a,c	5,090,000
DuQuoin,
Industrial Improvement
Revenue, Refunding (Marshall

Browning Hospital Project)
(LOC; Comerica Bank)	2.48	5/7/08	10,250,000 a	10,250,000
Elgin,
GO Notes (Corporate Purpose)	4.00	12/15/08	2,590,000 d	2,622,116
Illinois,
GO Certificates	3.00	5/23/08	50,000,000	50,027,310
Illinois Development Finance
Authority, Revenue (Lyric
Opera of Chicago Project)
(LOC: Bank One N.A., Harris
N.A. and Northern Trust Co.)	1.55	5/7/08	30,300,000 a	30,300,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program)	1.85	5/20/08	31,000,000	31,000,000
Illinois Finance Authority,
Revenue (Riverside Health
System) (LOC; JPMorgan Chase
Bank)	2.55	5/7/08	5,620,000 a	5,620,000
Illinois Finance Authority,
Revenue (The Clare at Water
Tower Project) (LOC; ABN-AMRO)	2.50	5/7/08	13,200,000 a	13,200,000
Illinois Finance Authority,
Revenue (The University of
Chicago) (Liquidity Facility;
Bank of America)	2.05	5/7/08	24,720,000 a	24,720,000
Illinois Finance Authority,
Revenue, Refunding (Bradley
University) (LOC; Northern
Trust Company)	2.00	4/1/09	7,345,000	7,345,000
Illinois Finance Authority,
Revenue, Refunding (Fairview
Obligated Group) (LOC;
ABN-AMRO)	2.50	5/7/08	21,795,000 a	21,795,000
Illiniois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(Insured; FSA and Liquidity
Facility; Barclays Bank PLC)	2.70	5/7/08	9,400,000 a	9,400,000
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	3.45	10/1/08	2,240,000	2,240,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.05	5/7/08	23,000,000 a	23,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.35	5/7/08	23,000,000 a	23,000,000

Indiana--2.8%
Indiana Educational Facilities

Authority, Revenue (Martin
University Project) (LOC; Key
Bank)	2.48	5/7/08	2,945,000 a	2,945,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citigroup
Inc.)	2.43	5/7/08	80,060,000 a,c	80,060,000
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.75	4/1/09	10,000,000	10,000,000
Indianapolis Local Public
Improvement Bond Bank, Limited
Recourse Notes (City of
Indianapolis County Option
Income TRAN)	4.25	10/2/08	5,500,000	5,562,380
Indianapolis Local Public
Improvement Bond Bank, Limited
Recourse Notes (City of
Indianapolis County Option
Income TRAN)	4.00	1/12/09	6,250,000	6,285,949
Indianapolis Local Public
Improvement Bond Bank, Notes	2.90	7/1/08	20,000,000	20,000,000
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	18,000,000	18,000,000
Pike Township Multi-School
Building Corporation, First
Mortgage Revenue (Insured;
AMBAC)	4.50	7/15/08	3,250,000	3,255,373

Kansas--.6%
Olathe,
Temporary Notes	4.00	6/1/08	28,615,000	28,628,263

Kentucky--1.5%
Fort Mitchell, Kentucky League of
Cities Funding Trust, LR
(Trust Lease Program) (LOC;
U.S. Bank NA)	2.47	5/7/08	7,800,000 a	7,800,000
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; Fifth Third
Bank)	2.49	5/7/08	9,500,000 a	9,500,000
Kentucky Asset/Liability
Commission, General Fund
Revenue, CP (Liquidity
Facility; Dexia Credit Locale)	0.80	6/2/08	25,000,000	25,000,000
Kentucky Property and Buildings
Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale

and LOC; Dexia Credit Locale)	2.46	5/7/08	16,530,000 a,c	16,530,000
Madisonville,
HR (Trover Clinic Foundation,
Inc.) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	2.48	5/7/08	19,250,000 a	19,250,000
Richmond,
Lease Program Revenue
(Kentucky League of Cities
Funding Trust) (LOC; U.S. Bank
NA)	2.47	5/7/08	2,000,000 a	2,000,000

Louisiana--2.3%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; ABN-AMRO)	2.68	5/7/08	11,520,000 a	11,520,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	2.51	5/7/08	10,480,000 a	10,480,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	2.51	5/7/08	27,029,000 a,c	27,029,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch)	3.39	5/7/08	34,045,000 a,c	34,045,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; Regions Bank)	2.43	5/7/08	25,000,000 a	25,000,000
Plaquemines Port Harbor and
Terminal District, Port
Facility Revenue (Chevron Pipe
Line Company Project)	3.85	9/1/08	4,895,000	4,894,468
Saint Tammany Parish Development
District, Revenue (Rooms To Go
Saint Tammany LLC Project)
(LOC; SunTrust Bank)	2.70	5/7/08	5,000,000 a	5,000,000

Maryland--.7%
Baltimore County Revenue
Authority, Golf System Revenue

(LOC; M&T Bank)	2.46	5/7/08	4,100,000 a	4,100,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	2.55	5/7/08	2,550,000 a	2,550,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	2.48	5/7/08	6,900,000 a	6,900,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau Inc. Facility)
(LOC; M&T Bank)	2.50	5/7/08	2,230,000 a	2,230,000
Montgomery County,
CP (Liquidity Facility; Fortis
Bank)	1.35	6/2/08	22,500,000	22,500,000

Massachusetts--3.4%
Massachusetts,
CP (Liquidity Facility; Bank
of Nova Scotia)	1.35	5/12/08	40,000,000	40,000,000
Massachusetts,
GO Notes, Refunding (Insured;
FSA)	5.25	1/1/09	2,500,000	2,567,241
Massachusetts Bay Transportation
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Fortis
Bank)	1.80	6/23/08	10,750,000	10,750,000
Massachusetts Development Finance
Agency, Revenue (Clark
University Issue) (LOC; TD
Banknorth N.A.)	2.55	5/7/08	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Lesley
University Issue) (LOC; Bank
of America)	2.53	5/7/08	7,200,000 a	7,200,000
Massachusetts Development Finance
Agency, Revenue (Northfield
Mount Hermon School Issue)
(LOC; JPMorgan Chase Bank)	2.53	5/7/08	30,000,000 a	30,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	2.70	5/7/08	11,000,000 a	11,000,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	2.53	5/7/08	20,000,000 a	20,000,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	2.53	5/7/08	14,635,000 a	14,635,000

Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	2.43	5/7/08	15,000,000 a	15,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	2.25	5/7/08	8,500,000 a	8,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners Healthcare)	1.55	11/3/08	9,000,000	9,000,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Bonds (Putters Program)
(Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	2.51	5/7/08	3,180,000 a,c	3,180,000

Michigan--4.6%
Detroit,
Water Supply System Revenue
(Merlots Program) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	3.52	5/7/08	12,760,000 a,c	12,760,000
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (LOC; Dexia Credit
Locale)	2.45	5/7/08	13,000,000 a	13,000,000
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	7,919,296
Marquette County Economic
Development Corporation, LOR
(Bell Memorial Hospital
Project) (LOC; Charter One
Bank)	2.48	5/7/08	32,285,000 a	32,285,000
Michigan,
GO Notes	4.00	9/30/08	20,000,000	20,086,720
Michigan Building Authority,
Multi-Modal Revenue
(Facilities Program) (LOC;
JPMorgan Chase Bank)	2.50	5/7/08	35,500,000 a	35,500,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	2.45	5/7/08	9,535,000 a	9,535,000
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Senior Credit Group)	2.25	5/7/08	11,000,000 a	11,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;

Fifth Third Bank)	2.60	5/7/08	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	2.60	5/7/08	15,000,000 a	15,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	2.60	5/7/08	5,200,000 a	5,200,000
Michigan Hospital Finance
Authority, Revenue, Refunding
(McLaren Health Care)
(Liquidity Facility; Citibank
NA and LOC; Citibank NA)	2.51	5/7/08	10,000,000 a,c	10,000,000
Michigan Municipal Bond Authority,
Revenue Notes	4.50	8/20/08	15,000,000	15,035,938
Michigan Municipal Bond Authority,
Revenue Notes (LOC; Bank of
Nova Scotia)	4.50	8/20/08	10,000,000	10,023,959
Michigan Strategic Fund,
LOR (Legal Aid and Defender
Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	2.51	5/7/08	12,640,000 a	12,640,000
Michigan Strategic Fund,
LOR, Refunding (Consumers
Energy Company Project) (LOC;
Wells Fargo Bank)	2.56	5/7/08	5,700,000 a	5,700,000
University of Michigan,
CP	1.90	5/8/08	2,760,000	2,760,000
Waterford Township Economic
Development Corporation, LOR,
Refunding (Canterbury Health
Care Inc. Project) (LOC; KBC
Bank)	2.48	5/7/08	10,585,000 a	10,585,000

Minnesota--1.8%
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Revenue (Children's Hospitals
and Clinics) (Insured; FSA and
Liquidity Facility; U.S. Bank
NA)	2.63	5/1/08	3,000,000 a	3,000,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Foundation)	1.45	6/12/08	10,000,000	10,000,000
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of Nova Scotia)	2.50	5/7/08	5,300,000 a	5,300,000
Saint Cloud,
Health Care Revenue
(CentraCare Health System

Project) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	2.50	5/7/08	7,700,000 a	7,700,000
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty and Liquidity
Facility; Royal Bank of Canada)	2.43	5/7/08	5,000,000 a	5,000,000
University of Minnesota,
CP	2.50	5/20/08	20,000,000	20,000,000
University of Minnesota,
CP	2.55	5/20/08	25,000,000	25,000,000
University of Minnesota,
CP	1.40	6/4/08	7,000,000	7,000,000
University of Minnesota,
CP	1.30	7/8/08	10,000,000	10,000,000

Mississippi--1.6%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A Inc.
Project)	2.55	5/7/08	5,000,000 a	5,000,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	2.69	5/7/08	12,000,000 a	12,000,000
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	2.47	5/7/08	24,100,000 a	24,100,000
Mississippi Business Finance
Corporation, Revenue (DDR
Gulfport Promenade LLC
Project) (LOC; Regions Bank)	2.43	5/7/08	7,000,000 a	7,000,000
Mississippi Business Finance
Corporation, Revenue (Gulf
Ship, L.L.C. Project Phase
III) (LOC; Regions Bank)	2.43	5/7/08	15,000,000 a	15,000,000
Mississippi Business Finance
Corporation, Revenue
(Renaissance at Colony Park,
LLC Project) (LOC; Regions
Bank)	2.45	5/7/08	12,890,000 a	12,890,000
University of Mississippi
Educational Building
Corporation, Revenue (Campus
Improvements Project)
(Insured; MBIA and Liquidity
Facility; Amsouth Bank)	3.50	5/7/08	4,760,000 a	4,760,000

Missouri--.5%
Missouri Health and Educational

Facilities Authority, Revenue
(Ascension Health Credit Group)	1.75	3/3/09	15,000,000	15,000,000
Missouri Health and Educational
Facilities Authority, School
District Advance Funding
Program Notes (Mehlville R-IX
School District)	4.25	11/3/08	6,955,000	6,980,508
Saint Louis,
General Fund Revenue, TRAN	4.50	6/30/08	3,000,000	3,012,049

Nebraska--1.3%
Nebhelp Inc.,
Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB
Bank PLC)	4.00	5/7/08	31,780,000 a	31,780,000
Nebhelp Inc.,
Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB
Bank PLC)	4.00	5/7/08	35,560,000 a	35,560,000
Southern Public Power District,
Electric Utility Revenue, BAN	4.00	12/15/08	2,120,000	2,148,694

Nevada--1.1%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	2.56	5/7/08	16,100,000 a	16,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	2.56	5/7/08	6,600,000 a	6,600,000
Clark County School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	2.51	5/7/08	6,905,000 a,c	6,905,000
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street
Corporation)	2.25	5/21/08	10,000,000	10,000,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	1.43	8/7/08	12,100,000	12,100,000
Las Vegas Valley Water District,
Revenue, Refunding	5.00	6/1/08	2,750,000	2,753,075

New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; Citizens Bank of
Massachusetts)	2.45	5/7/08	9,235,000 a	9,235,000
New Hampshire Health and Education
Facilities Authority,

RAN/Capital Notes (The
Riverwoods Company, at Exeter,
New Hampshire)	4.50	9/26/08	4,000,000	4,009,326
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	3.00	3/26/09	6,000,000	6,000,000
New Hamshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Banknorth NA)	2.48	5/7/08	18,000,000 a	18,000,000

New Mexico--.6%
Dona Ana County,
IDR (Foamex Products, Inc.
Project) (LOC; Bank of Nova
Scotia)	2.44	5/7/08	6,000,000 a	6,000,000
Farmington,
PCR, Refunding (Arizona Public
Service Company Four Corners
Project) (LOC; Bank of America)	2.65	5/1/08	15,950,000 a	15,950,000
New Mexico Finance Authority,
State Transportation Revenue,
Refunding (Subordinate Lien)
(LOC; UBS Finance Delaware LLC)	2.45	5/7/08	8,000,000 a	8,000,000

New York--.3%
Suffolk County,
GO Notes, TAN	3.50	8/14/08	10,000,000	10,019,781
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)
(Liquidity Facility; DEPFA
Bank PLC)	2.47	5/7/08	7,495,000 a,c	7,495,000

North Carolina--.3%
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	2.15	5/7/08	6,000,000	6,000,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	1.90	6/3/08	1,482,000	1,482,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Carol Woods Project)
(Liquidity Facility; Branch
Banking and Trust Co.)	2.65	5/1/08	4,160,000 a	4,160,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	2.45	5/7/08	5,000,000 a	5,000,000

Ohio--3.0%

Akron Bath Copley Joint Township
Hospital District, Health Care
Facilities Revenue (Sumner
Project) (LOC; KBC Bank)	2.48	5/7/08	5,300,000 a	5,300,000
Clark County,
Health Care Facilities Revenue
(The Ohio Masonic Home
Project) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	2.47	5/7/08	10,175,000 a	10,175,000
Cleveland-Cuyahoga County Port
Authority, Development
Revenue, Refunding (Judson
Project) (LOC; National City
Bank)	2.68	5/7/08	22,250,000 a	22,250,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	2.45	5/7/08	7,250,000 a	7,250,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	2.42	5/7/08	54,460,000 a,c	54,460,000
Hamilton County,
Hospital Facilities Revenue
(Cincinnati Children's
Hospital Medical Center
Project) (LOC; JPMorgan Chase
Bank)	2.50	5/7/08	5,275,000 a	5,275,000
Ohio,
Higher Education Capital
Facilities Revenue	5.50	12/1/08	1,555,000	1,587,748
Ohio Air Quality Development
Authority, PCR, Refunding
(FirstEnergy Generation
Corporation Project) (LOC; Key
Bank)	2.65	5/7/08	35,000,000 a	35,000,000
Ohio Higher Education Facility,
Revenue (Ashland University
Project) (LOC; Key Bank)	2.58	5/7/08	4,400,000 a	4,400,000
Toledo-Lucas County Port
Authority, Cultural Facilities
Revenue (The Toledo Museum of
Art Project) (LOC; Fifth Third
Bank)	2.45	5/7/08	2,490,000 a	2,490,000
University of Cincinnati,
General Receipts Revenue
(Insured; FGIC)	5.50	6/1/08	1,500,000	1,502,479
Zanesville-Muskingum County Port
Authority, EDR, Refunding
(Grove City Church of the
Nazarene Project) (LOC;
National City Bank)	2.70	5/7/08	7,630,000 a	7,630,000

Oklahoma--1.8%
Oklahoma Development Finance
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	2.49	5/7/08	7,000,000 a	7,000,000
Oklahoma Development Finance
Authority, Revenue, Refunding
(Saint John Health System)	6.00	2/15/09	6,750,000 b	7,069,534
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; Bank of
America)	1.88	10/1/08	14,755,000	14,755,000
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	1.88	10/1/08	10,920,000	10,920,000
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/09	12,360,000	12,732,778
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.45	5/15/08	38,600,000	38,600,000

Oregon--1.3%
Astoria Hospital Facilities
Authority, HR (Columbia
Memorial Hospital Project)
(LOC; U.S. Bank NA)	2.48	5/7/08	18,880,000 a	18,880,000
Oregon,
TAN	4.50	6/30/08	30,000,000	30,041,473
Portland,
EDR (Broadway Project)
(Insured; AMBAC and Liquidity
Facility; Key Bank)	6.00	5/7/08	5,100,000 a	5,100,000
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	2.48	5/7/08	5,670,000 a	5,670,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	2.48	5/7/08	8,970,000 a	8,970,000

Pennsylvania--17.1%
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	2.85	5/7/08	2,800,000 a	2,800,000
Bethlehem Area School District,
GO Notes (Insured; FSA and

Liquidity Facility; Dexia
Credit Locale)	2.47	5/7/08	54,985,000 a	54,985,000
Butler County Industrial
Development Authority, Revenue
(Concordia Lutheran
Ministries) (LOC; Bank of
America)	2.50	5/7/08	9,890,000 a	9,890,000
Butler County Industrial
Development Authority, Revenue
(Concordia Lutheran
Ministries) (LOC; Bank of
America)	2.50	5/7/08	3,640,000 a	3,640,000
Chester County Health and
Educational Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Wachovia Bank)	2.45	5/7/08	7,370,000 a	7,370,000
Chestnut Ridge School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.47	5/7/08	10,870,000 a	10,870,000
Cumberland County Municipal
Authority, Revenue (Diakon
Lutheran Social Ministries
Project) (LOC; Wachovia Bank)	2.35	5/7/08	11,500,000 a	11,500,000
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	5.50	5/7/08	7,525,000 a	7,525,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	2.65	5/7/08	13,955,000 a	13,955,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	2.65	5/7/08	16,000,000 a	16,000,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	2.65	5/7/08	83,640,000 a	83,640,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Liquidity Facility; Bank of
Nova Scotia)	5.50	5/7/08	85,945,000 a	85,945,000

Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	1.15	7/8/08	21,235,000	21,235,000
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	2.48	5/7/08	11,360,000 a	11,360,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	2.48	5/7/08	8,630,000 a	8,630,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.65	5/7/08	15,375,000 a	15,375,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	2.53	5/7/08	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	7,900,000 a	7,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	10,400,000 a	10,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	7,800,000 a	7,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	12,400,000 a	12,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	11,800,000 a	11,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	13,900,000 a	13,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	17,500,000 a	17,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	9,500,000 a	9,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	12,400,000 a	12,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	2.53	5/7/08	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (LOC;

DEPFA Bank PLC)	2.53	5/7/08	9,700,000 a	9,700,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Bank)	2.48	5/7/08	12,700,000 a	12,700,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	2.43	5/7/08	29,885,000 a	29,885,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	2.48	5/7/08	7,970,000 a	7,970,000
Moon Industrial Development
Authority, First Mortgage
Revenue (Providence Point
Project) (LOC; Bank of
Scotland)	2.30	5/7/08	25,000,000 a	25,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	1.70	3/17/09	7,000,000	7,000,000
Pennsylvania Higher Educational
Facilities Authority, Student
Housing Revenue (Washington
and Jefferson Development
Corporation - Washington and
Jefferson College Project)
(LOC; Unicredito Italiano SPA)	2.45	5/7/08	7,900,000 a	7,900,000
Philadelphia,
Gas Works Revenue, CP (LOC;
JPMorgan Chase Bank)	1.30	5/12/08	25,000,000	25,000,000
Philadelphia,
Multi-Modal GO, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.46	5/7/08	82,205,000 a	82,205,000
Philadelphia School District,
GO, Refunding (LOC; Commerce
Bank NA)	2.40	5/7/08	15,000,000 a	15,000,000
Philadelphia School District,
TRAN (LOC; Bank of America)	4.50	6/27/08	18,000,000	18,024,771
Puttable Floating Option Tax
Exempt Receipts (Allegheny
County Airport Authority,
Airport Revenue (Pittsburgh
International Airport))
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	2.42	5/7/08	50,610,000 a,c	50,610,000
Souderton Area School District,
Revenue (High School
Completion Project) (Insured;
FSA and Liquidity Facility;
DEPFA Bank PLC)	2.30	5/7/08	5,400,000 a	5,400,000

Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.47	5/7/08	17,340,000 a	17,340,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.47	5/7/08	19,995,000 a	19,995,000
Wallingford-Swarthmore School
District, GO Notes (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	2.45	5/7/08	10,000,000 a	10,000,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem Area School
District Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	2.47	5/7/08	38,000,000 a	38,000,000

South Carolina--.6%
South Carolina Jobs-Economic
Development Authority, EDR
(Bon Secours Health System,
Inc.) (Insured; MBIA and
Liquidity Facility; Landesbank
Baden-Wurttemberg)	3.75	5/7/08	30,200,000 a	30,200,000

Tennessee--5.2%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(City of Alcoa) (Insured;
AMBAC and Liquidity Facility;
DEPFA Bank PLC)	4.75	5/1/08	21,250,000 a	21,250,000
Claiborne County Industrial
Development Board, Revenue
(Lincoln Memorial University
Project) (LOC; Amsouth Bank)	2.43	5/7/08	9,000,000 a	9,000,000
Clarksville Public Building
Authority, Financing Revenue
(City of Murfreesboro Loan)
(LOC; SunTrust Bank)	2.44	5/7/08	5,000,000 a	5,000,000
Knoxville,
Wastewater Systems Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	2.58	5/7/08	8,040,000 a,c	8,040,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility: Bayerische
Landesbank and Landesbank

Hessen-Thruingen Girozentrale)	2.40	5/7/08	19,790,000 a	19,790,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	2.51	5/7/08	13,085,000 a,c	13,085,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	4.00	5/7/08	6,635,000 a	6,635,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	8.25	5/7/08	7,015,000 a	7,015,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	8.25	5/7/08	10,000,000 a	10,000,000
Shelby County,
GO, Refunding (Liquidity
Facility; Dexia Credit Locale)	2.43	5/7/08	31,450,000 a	31,450,000
Shelby County Health Educational
and Housing Facility Board,
Revenue (Trezevant Manor
Project) (LOC; ABN-AMRO)	2.43	5/7/08	7,000,000 a	7,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	2.51	5/7/08	22,500,000 a,c	22,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	2.51	5/7/08	83,455,000 a,c	83,455,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	1.00	8/1/08	26,000,000	26,000,000

Texas--14.9%
ABN AMRO Munitops Certificates
Trust (Comal Independent
School District) (Liquidity
Facility; Bank of America and
LOC; Texas Permanent School
Fund Guarantee Program)	2.44	5/7/08	13,450,000 a,c	13,450,000
Dallas,
CP (Liquidity Facility; Bank
of America)	1.40	6/26/08	8,695,000	8,695,000
Dallas,
Waterworks and Sewer Revenue,

CP (Liquidity Facility; Bank
of America)	2.00	6/24/08	25,000,000	25,000,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	3.05	6/11/08	45,161,000	45,161,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; DEPFA Bank PLC and
LOC; Permanent School Fund
Guarantee Program)	3.00	5/7/08	15,000,000 a	15,000,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	2.08	5/6/08	39,980,000	39,980,000
Harris County Flood Control
District (Liquidity Facility;
Citibank NA)	2.43	5/7/08	8,000,000 a,c	8,000,000
Harrison County Health Facilities
Development Corporation, HR
(Marshall Regional Medical
Center Project) (LOC; Amsouth
Bank)	2.43	5/7/08	9,500,000 a	9,500,000
Houston Independent School
District (Insured; FSA and
Liquidity Facility; Citibank
NA)	2.48	5/7/08	18,615,000 a,c	18,615,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.40	7/7/08	30,000,000	30,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.40	7/7/08	4,500,000	4,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.42	7/9/08	25,000,000	25,000,000
Houston,
CP (Liquidity Facility; Dexia
Credit Locale)	2.66	6/9/08	3,000,000	3,000,000
Kendall County Health Facilities
Development Corporation,
Health Care Revenue
(Morningside Ministries
Project) (LOC; Allied Irish
Banks)	2.45	5/7/08	6,530,000 a	6,530,000
Lamar Consolidated Independent
School District, Unlimited Tax
Schoolhouse Bonds, Refunding
(Liquidity Facility; Wachovia
Bank and LOC; Texas Permanent
School Fund Guarantee)	2.72	5/7/08	9,350,000 a,c	9,350,000
Lower Colorado River Authority,
CP (LCRA Transportation
Services Corporation)

(Liquidity Facility; JPMorgan
Chase Bank)	2.50	5/2/08	14,100,000	14,100,000
Lower Colorado River Authority,
Revenue, CP (LCRA
Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	1.35	6/11/08	20,000,000	20,000,000
Macon Trust Various States
(Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	2.51	5/7/08	4,305,000 a,c	4,305,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	171,500,000	171,571,121
San Antonio,
Sales Tax Revenue, CP (LOC;
Bank of America)	2.60	6/9/08	4,000,000	4,000,000
San Antonio,
Water Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	2.72	5/7/08	10,000,000 a,c	10,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility; Bank of
America)	2.00	6/18/08	3,500,000	3,500,000
Spring Independent School
District, Unlimited Tax
Schoolhouse Bonds (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.72	8/15/08	8,500,000	8,500,000
Texas,
TRAN	4.50	8/28/08	17,000,000	17,057,318
Texas A&M University System Board
of Regents, Financing System
Revenue	3.15	5/15/08	4,235,000	4,235,464
Texas Affordable Housing
Corporation, MFHR (American
Housing Foundation Portfolio)
(Insured; MBIA and Liquidity
Facility; Goldman Sachs Group)	2.44	5/7/08	52,315,047 a,c	52,315,047
Texas Department of
Transportation, State Highway
Fund Revenue, CP (LOC: Bank of
America and State Street Bank
and Trust Co.)	2.00	6/2/08	30,000,000	30,000,000
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.28	5/7/08	45,615,000 a,c	45,615,000
Texas Public Finance Authority,
Building Revenue, Refunding
(Insured; AMBAC)	6.25	2/1/09	5,900,000	6,049,864

Texas Public Finance Authority,
CP	0.95	5/6/08	2,000,000	2,000,000
Texas Public Finance Authority,
GO Notes, Refunding	5.00	10/1/08	4,810,000	4,853,021
Texas Public Finance Authority,
GO Notes, Refunding	5.25	10/1/08	2,500,000	2,537,889
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	6/15/08	5,000,000	5,021,033
Texas Transportation Commission,
GO Mobility Fund Bonds
(Liquidity Facility; JPMorgan
Chase Bank)	2.51	5/7/08	9,200,000 a,c	9,200,000
Texas Transportation Commission,
GO Mobility Fund Bonds
(Putters Program) (Liquidity
Facility; PNC Bank NA)	2.51	5/7/08	2,200,000 a,c	2,200,000
Texas Turnpike Authority, Central
Texas Turnpike System, Second
Tier BAN	5.00	6/1/08	30,965,000	31,024,777
University of Texas,
Permanent University Fund, CP	2.10	6/5/08	25,000,000	25,000,000
University of Texas,
Permanent University Fund, CP
(LOC; Texas Permanent School
Fund Guarantee)	1.50	7/7/08	10,000,000	10,000,000
University of Texas,
University Revenue, CP	2.00	6/4/08	25,000,000	25,000,000

Utah--.7%
Murray City,
HR (IHC Health Services Inc.)	2.50	5/7/08	32,000,000 a	32,000,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)	2.50	5/7/08	6,400,000 a	6,400,000

Vermont--.1%
University of Vermont and State
Agricultural College, CP	2.00	9/3/08	5,685,000	5,685,000

Virginia--1.5%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	2.43	5/7/08	6,310,000 a	6,310,000
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	5.25	5/7/08	13,310,000 a	13,310,000

Chesapeake Bay Bridge and Tunnel
District, General Resolution
Revenue, Refunding (LOC;
Branch Banking and Trust Co.)	2.44	5/7/08	6,250,000 a	6,250,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	2.47	5/7/08	16,300,000 a	16,300,000
Roanoke Industrial Development
Authority, HR (Carilion Health
System Obligated Group)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	2.65	5/1/08	13,000,000 a	13,000,000
Roanoke Industrial Development
Authority, HR (Carilion Health
System Obligated Group)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	2.65	5/1/08	13,000,000 a	13,000,000
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	2.46	5/7/08	7,500,000 a,c	7,500,000

Washington--.9%
Central Puget Sound Regional
Transit Authority, Sales Tax
Bonds (Putters Program)
(Insured; FSA and Liquidity
Facility; PNC Bank NA)	2.51	5/7/08	3,300,000 a,c	3,300,000
Energy Northwest,
Electric Revenue (Bonneville
Power Administration)
(Liquidity Facility; Goldman
Sachs Group)	2.44	5/7/08	18,195,000 a,c	18,195,000
Washington,
Motor Vehicle Fuel Tax GO Notes	4.00	7/1/08	7,720,000	7,726,093
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance House)
(LOC; Key Bank NA)	2.48	5/7/08	7,000,000 a	7,000,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance House)
(LOC; Key Bank)	2.48	5/7/08	3,945,000 a	3,945,000
Washington Higher Education
Facilities Authority, Revenue,
Refunding (Saint Martins
University Project) (LOC; Key
Bank)	2.53	5/7/08	8,890,000 a	8,890,000

Wisconsin--.9%

Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility: Lloyds TSB Bank PLC
and Merrill Lynch)	2.42	5/7/08	8,775,000 a,c	8,775,000
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	1.85	7/2/08	26,675,000	26,675,000
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
JP Morgan Chase Bank NA)	3.43	5/7/08	10,305,000 a,c	10,305,000

U.S. Related--.8%
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	38,000,000	38,077,830
Puerto Rico Municipal Financing
Agency, GO Notes (Insured; FSA
and Liquidity Facility;
Merrill Lynch Capital Services)	2.44	5/7/08	4,850,000 a,c	4,850,000

Total Investments (cost $5,204,011,069)			100.6%	5,204,012,397
Liabilities, Less Cash and Receivables			(.6%)	(29,711,437)
Net Assets			100.0%	5,174,300,960

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to $880,399,047 or 17.0% of net assets.
d	Purchased on a delayed delivery basis.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA American Capital Access	AGC	ACE Guaranty Corporation

AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	5,204,012,397		0

Level 3 - Significant Unobservable Inputs	0		0

Total	5,204,012,397		0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

STATEMENT OF INVESTMENTS Dreyfus California AMT-Free Municipal Cash Management April 30, 2008 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--100.2%	Rate (%)		Date	Amount ($)	Value ($

California--92.7%
Alameda County,
COP (Alameda County Medical
Center Project) (Insured; MBIA)		5.25	6/1/08	100,000	100,127
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; Bank of Nova
Scotia)		2.18	5/7/08	100,000 a	100,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; KBC Bank)		2.18	5/7/08	275,000 a	275,000
California,
Economic Recovery Bonds		3.00	7/1/08	100,000	100,107
California,
Economic Recovery Bonds		5.00	7/1/08	700,000	703,344
California,
Economic Recovery Bonds		5.00	1/1/09	1,235,000	1,257,810
California,
Economic Recovery Bonds
(Liquidity Facility; JPMorgan
Chase Bank)		2.20	5/1/08	5,800,000 a	5,800,000
California,
GO Notes		4.75	5/1/08	250,000	250,000
California,
GO Notes		5.00	6/1/08	100,000	100,158
California,
GO Notes		4.25	9/1/08	100,000	100,611
California,
GO Notes		4.00	10/1/08	650,000	656,475
California,
GO Notes		6.00	10/1/08	100,000	101,763
California,
GO Notes (Insured; MBIA)		4.75	6/1/08	455,000	455,929
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)		2.20	5/1/08	2,800,000 a	2,800,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)		2.19	5/1/08	4,900,000 a	4,900,000
California,

GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	2.25	5/1/08	9,275,000 a	9,275,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	2.40	5/1/08	3,740,000 a	3,740,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	2.27	5/7/08	11,650,000 a	11,650,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	2.27	5/7/08	1,000,000 a	1,000,000
California,
GO Notes (Various Purpose)	5.00	6/1/08	100,000	100,183
California,
GO Notes (Various Purpose)	4.75	9/1/08	100,000	100,576
California,
GO Notes (Various Purpose)	6.25	9/1/08	100,000	101,070
California,
GO Notes (Various Purpose)	6.40	9/1/08	500,000	508,176
California,
GO Notes (Various Purpose)	6.50	10/1/08	165,000	167,368
California,
GO Notes (Various Purpose)	6.50	11/1/08	300,000	304,558
California,
GO Notes (Various Purpose)	2.80	2/1/09	100,000	100,000
California,
GO Notes (Various Purpose)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	2.41	5/7/08	1,990,000 a,b	1,990,000
California,
GO Notes (Veterans)	8.50	10/1/08	100,000	102,060
California,
GO Notes (Veterans)	9.20	10/1/08	1,000,000	1,022,441
California,
GO Notes, Refunding	6.00	2/1/09	100,000	102,741
California,
RAN	4.00	6/30/08	17,450,000	17,490,654
California Department of Water
Resources, Power Supply
Revenue (Insured; MBIA)	5.00	5/1/08	125,000	125,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	2.35	5/1/08	8,800,000 a	8,800,000

California Department of Water
Resources, Power Supply
Revenue (LOC; BNP Paribas)	2.55	5/1/08	9,300,000 a	9,300,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System and
JPMorgan Chase Bank)	2.23	5/7/08	1,400,000 a	1,400,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	2.35	5/1/08	12,400,000 a	12,400,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	2.19	5/1/08	3,300,000 a	3,300,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.30	5/8/08	6,100,000	6,100,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.30	5/8/08	9,500,000	9,500,000
California Educational Facilities
Authority, Revenue (University
of Judaism) (LOC; Allied Irish
Banks)	2.43	5/7/08	3,100,000 a	3,100,000
California Health Facilities
Financing Authority, Insured
Revenue (Southern California
Presbyterian Homes) (Insured;
MBIA and Liquidity Facility;
Bank of America)	3.50	5/7/08	13,635,000 a	13,635,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	2.41	5/7/08	450,000 a	450,000
California Housing Finance Agency,
MFHR (Liquidity Facility; FNMA)	2.58	5/7/08	12,640,000 a	12,640,000
California Infrastructure and
Economic Development Bank,
Revenue (Saint Margaret's
Episcopal School) (LOC; Allied
Irish Banks)	2.35	5/7/08	3,400,000 a	3,400,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	2.45	5/1/08	4,000,000 a	4,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California

Public Radio Project) (LOC;
Allied Irish Banks)	2.45	5/1/08	7,000,000 a	7,000,000
California Pollution Control
Financing Authority, PCR
(Southdown, Inc. Project)
(LOC; Wachovia Bank)	1.90	5/30/08	400,000 a	400,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	2.35	5/1/08	13,500,000 a	13,500,000
California Pollution Control
Financing Authority, PCR,
Refunding (U.S. Borax Inc.
Project) (LOC; Wachovia Bank)	2.28	5/7/08	1,275,000 a	1,275,000
California State Public Works
Board, LR (UCLA Replacement
Hospitals) (Insured; FSA)	4.75	10/1/08	200,000	201,386
California State University
Trustees, Systemwide Revenue
(Insured; MBIA and Liquidity
Facility; Morgan Stanley Bank)	2.53	5/7/08	1,000,000 a,b	1,000,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	2.22	5/7/08	500,000 a	500,000
California Statewide Communities
Development Authority, Revenue
(House Ear Institute Project)
(LOC; City National Bank)	2.53	5/7/08	100,000 a	100,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	2.41	5/7/08	3,220,000 a	3,220,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	2.75	5/7/08	3,000,000 a	3,000,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (LOC; Bank of America)	2.35	5/1/08	6,490,000 a	6,490,000
Central Union High School
District, GO Notes, Refunding
(Insured; FGIC)	3.50	8/1/08	105,000	105,108
Cerritos Community College
District, GO Notes	5.00	8/1/08	140,000	140,550
Contra Costa Water District,
Water Revenue, Refunding
(Insured; FSA)	5.00	10/1/08	150,000	151,699
Covina Redevelopment Agency,
MFHR, Refunding (Shadowhills
Apartments Project) (LOC; FNMA)	2.24	5/7/08	100,000 a	100,000
Dos Palos-Oro Loma Joint Unified
School District, TRAN	4.00	12/26/08	1,700,000	1,710,230

Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Refunding (Insured;
MBIA)	5.50	1/15/09	500,000	508,409
Fullerton School District,
GO Notes (Insured; FSA)	4.50	8/1/08	150,000	150,786
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	2.20	5/7/08	4,000,000 a,b	4,000,000
Hawthorne School District,
GO Notes, BAN	6.25	9/1/08	2,800,000	2,826,104
Hemet Unified School District,
COP (School Facilities
Project) (Insured; AMBAC and
Liquidity Facility; State
Street Bank and Trust Co.)	4.75	5/7/08	5,000,000 a	5,000,000
Irvine Assessment District Number
04-20, Limited Obligation
Improvement Bonds (LOC; KBC
Bank)	2.20	5/1/08	1,765,000 a	1,765,000
Irvine Assessment District Number
87-8, Limited Obligation
Improvement Bonds (LOC; KBC
Bank)	2.20	5/1/08	511,000 a	511,000
Irvine Assessment District Number
89-10, Limited Obligation
Improvement Bonds (LOC;
Bayerische Hypo-und
Vereinsbank AG)	2.21	5/1/08	1,125,000 a	1,125,000
Irvine Assessment District Number
97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	2.19	5/1/08	1,635,000 a	1,635,000
Irvine Ranch Water District,
GO of Improvement District
Numbers 105, 140, 240 and 250
(LOC; Bank of America)	2.19	5/1/08	2,225,000 a	2,225,000
Livermore Valley Joint Unified
School District, GO Notes
(Insured; FGIC)	7.50	8/1/08	250,000	252,753
Livermore Valley Joint Unified
School District, GO Notes
(Insured; MBIA)	4.63	8/1/08	100,000	100,402
Los Angeles,
GO Notes, TRAN	4.50	6/30/08	3,410,000	3,416,628
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FSA)	5.00	6/1/08	200,000	200,500
Los Angeles County,
GO Notes, TRAN	4.50	6/30/08	300,000	300,571
Los Angeles County,

Pension Obligation
Certificates (Insured; MBIA)	6.90	6/30/08	875,000	880,028
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	2.35	5/7/08	900,000 a	900,000
Los Angeles Department of Water
and Power, Water System
Revenue (Liquidity Facility;
Banco Bilboa Vizcaya)	2.19	5/1/08	6,100,000 a	6,100,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	1.05	8/11/08	3,800,000	3,800,000
Los Angeles Municipal Improvement
Corporation, Sanitation
Equipment Charge Revenue
(Insured; FSA)	4.10	2/1/09	100,000	101,409
Los Angeles Unified School
District, GO Notes (Insured;
FSA)	5.00	7/1/08	200,000	200,875
Macon Trust Various Certificates
(Irvine Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	2.45	5/7/08	3,000,000 a,b	3,000,000
Maywood,
COP (Infrastructure Financing
Project) (LOC; Allied Irish
Banks)	2.40	5/7/08	2,630,000 a	2,630,000
Modesto Irrigation District
Financing Authority, Revenue
(Domestic Water Project)
(Liquidity Facility; DEPFA
Bank PLC)	2.53	5/7/08	3,950,000 a,b	3,950,000
North Sacramento School District,
GO Notes (Insured; FSA)	7.00	8/1/08	215,000	217,528
Orange County,
Apartment Development Revenue,
Refunding (Villa Aliento
Issue) (LOC; FNMA)	2.30	5/7/08	1,140,000 a	1,140,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	2.30	5/7/08	2,910,000 a	2,910,000
Orange County Sanitation District,
COP (Liquidity Facility; DEPFA
Bank PLC)	2.25	5/1/08	4,750,000 a	4,750,000
Orange County Sanitation District,
COP (Liquidity Facility; Dexia
Credit Locale)	2.20	5/1/08	1,030,000 a	1,030,000
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Dexia Credit Locale)	2.20	5/1/08	2,500,000 a	2,500,000
Pittsburg Redevelopment Agency,

Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	5.00	5/1/08	7,000,000 a	7,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.06	5/7/08	3,800,000 a,b	3,800,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	3.03	5/7/08	4,700,000 a,b	4,700,000
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	4.00	8/15/08	100,000	100,140
San Bernardino County,
COP (Justice Center/Airport
Improvements Refunding
Project) (Insured; MBIA)	3.25	7/1/08	100,000	100,027
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue, Refunding (San
Francisco Redevelopment
Projects) (Insured; MBIA)	5.00	8/1/08	1,000,000	1,003,925
Santa Fe Springs Community
Development Commission, Tax
Allocation Revenue
(Consolidated Redevelopment
Project) (Insured; MBIA)	3.50	9/1/08	285,000	285,389
Santa Rosa High School District,
GO Notes, Refunding (Insured;
FSA)	4.75	5/1/08	175,000	175,000
Southern California Public Power
Authority, Transmission Power
Revenue, Refunding (Southern
Transmission Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.45	5/7/08	435,000 a	435,000
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	2.45	5/1/08	1,720,000 a	1,720,000
Susanville Public Financing
Authority, Revenue (Insured;

MBIA)	4.60	6/1/08	140,000	140,163
Sweetwater Union High School
District, GO Notes (Insured;
FSA)	2.50	8/1/08	200,000	200,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup and LOC;
Citigroup)	2.50	5/7/08	2,400,000 a,b	2,400,000
Tustin Public Financing Authority,
Revenue (Tustin Ranch)
(Insured; FSA)	5.00	9/2/08	115,000	115,568
University of California Regents,
General Revenue	3.00	5/15/08	585,000	585,223
University of California Regents,
Limited Project Revenue
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	2.53	5/7/08	6,000,000 a,b	6,000,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett & Platt
Inc.) (LOC; Wachovia Bank)	2.75	5/7/08	1,600,000 a	1,600,000
Ventura County,
GO Notes, TRAN	4.50	7/1/08	360,000	360,819
WateReuse Finance Authority,
Revenue (WateReuse Variable
Rate Finance Program)
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	2.55	5/7/08	1,375,000 a	1,375,000
Yuba Community College District,
GO Notes, TRAN	4.00	10/2/08	2,220,000	2,225,145

U.S. Related--7.5%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Liquidity
Facility; Branch Banking and
Trust Co.)	2.46	5/7/08	4,485,000 a,b	4,485,000
Guam,
Limited Obligation
Infrastructure Improvement
Revenue (Insured; AMBAC)	5.50	11/1/08	200,000	202,027
Puerto Rico Commonwealth,
Public Improvement, GO Notes
(Insured; MBIA)	5.50	7/1/08	395,000	396,376
Puerto Rico Commonwealth,
Public Improvement, GO Notes
(Insured; MBIA)	5.50	7/1/08	50,000	50,171
Puerto Rico Commonwealth,
Public Improvement, GO Notes
(Insured; MBIA)	6.25	7/1/08	150,000	150,654
Puerto Rico Commonwealth,
Public Improvement, GO Notes,

Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.20	5/1/08	10,600,000 a	10,600,000
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	4,200,000	4,208,602
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.00	7/1/08	100,000	100,236
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; XLCA)	5.00	7/1/08	400,000	401,047
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue, Refunding
(Insured; AMBAC)	5.50	7/1/08	2,000,000	2,006,966
Puerto Rico Public Buildings
Authority, Public Education
and Health Facilities Revenue,
Refunding (Insured; MBIA)	5.60	7/1/08	500,000	501,642
University of Puerto Rico,
University System Revenue,
Refunding (Insured; MBIA)	6.25	6/1/08	100,000	100,284

Total Investments (cost $308,151,521)			100.2%	308,151,521
Liabilities, Less Cash and Receivables			(.2%)	(626,784)
Net Assets			100.0%	307,524,737

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to $35,325,000 or 11.5% of net assets.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	308,151,521		0

Level 3 - Significant Unobservable Inputs	0		0

Total	308,151,521		0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date: June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date: June 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date: June 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)